Share capital and additional paid in capital (Details) - Class A ordinary shares [Member] - shares		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Mar. 31, 2026	Jun. 30, 2025	Apr. 30, 2025
Share capital and additional paid in capital (Details) [Line Items]
Company issued an aggregate ordinary shares	3,000,000	9,992,998
Shares issued			4,800,000,000	68,181,600	700,000